Nationwide Variable Insurance Trust

1000 Continental Drive, Suite 400

King of Prussia, PA 19406

Nationwide Fund Distributors LLC

1000 Continental Drive, Suite 400

King of Prussia, PA 19406

April 18, 2014

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)

File Nos. 002-73024 and 811-03213

Request for Acceleration

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 171/172 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. This Amendment is being filed to: (1) to add Class I shares to the NVIT Bond Index Fund, NVIT International Index Fund, NVIT CardinalSM Managed Growth Fund, NVIT CardinalSM Managed Growth & Income Fund, NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund and Class Y shares to the NVIT Government Bond Fund and NVIT Multi Sector Bond Fund, all of which are series of the Registrant; and (2) make certain other non-material changes.

Additionally, pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officers of the Registrant and its principal underwriter, Nationwide Fund Distributors LLC, respectfully request that the effectiveness of the Amendment be accelerated to Wednesday, April 30, 2014. It is our understanding that Naseem Nixon of the staff of the U.S. Securities and Exchange Commission (“SEC”) has discussed the acceleration of the Amendment with Prufesh R. Modhera and Christopher J. Zimmerman of Stradley Ronon Stevens & Young, LLP. Relevant staff comments, as discussed orally with Ms. Nixon on March 19, 2014, are incorporated into this Post-Effective Amendment.

In connection with our responses to your comments, we acknowledge that:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the SEC from taking any action with respect to the filing; and

•	The Registrant may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Filing Desk

U.S. Securities and Exchange Commission

April 18, 2014

Sincerely yours,

/s/ Allan J. Oster		/s/ Lee T. Cummings
Name:	Allan J. Oster	Name:	Lee T. Cummings
Title:	Assistant Secretary	Title:	Senior Vice President
	Nationwide Variable Insurance Trust		Nationwide Fund Distributors LLC

cc:	Prufesh R. Modhera, Esquire

Christopher J. Zimmerman, Esquire